Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2012
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACE Large Co Value Equity Investments
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of
Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 105 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 202 of
		the fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 62%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal investments

The fund invests primarily in stocks of US companies that are believed to be undervalued. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies (that is, companies with a total market capitalization of $3.0 billion or greater at the time of purchase).
The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a lesser extent, in other securities, such as securities convertible into stocks, initial public offerings ("IPOs") and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities, which may trade either within or outside the US.

Management process

The fund employs a "manager of managers" structure. The fund's manager, UBS
Global Asset Management (Americas) Inc. ("UBS Global AM"), and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Institutional Capital LLC
("ICAP"), Westwood Management Corp. ("Westwood") and Pzena Investment Management,
LLC ("Pzena") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

ICAP's investment process involves the use of its proprietary valuation model to identify large capitalization companies that it believes offer the best relative values, and ICAP seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP focuses on what it believes are the key investment variables (catalysts) that could potentially impact the security's market value. These catalysts are primarily company specific, such as a new product, restructuring or change in management, but occasionally the catalyst can be thematic (e.g., dependent on macroeconomic or indus-try trends). After a review of stock recommendations, ICAP's portfolio management team determines whether to add the stock to the portfolio or to monitor it for future purchase.
ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Westwood's strategy utilizes a value style of investing in which it chooses common stocks that it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in
Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.

Pzena's strategy follows a disciplined investment process to implement its value philosophy, by focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to these companies in an effort to determine whether such underperformance is temporary or permanent. Pzena looks for companies where: (1) the current valuation is low compared to the company's normalized earnings power; (2) current earnings are below historic norms; (3) the problems are temporary; (4) management has a viable strategy to generate earnings recovery; and (5) there is meaningful
		downside protection in case the earnings recovery does not materialize.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Initial public offerings risk: The purchase of shares issued in IPOs may expose the fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Management risk: The risk that the investment strategies, techniques and risk
		analyses employed by an investment advisor may not produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
The bar chart does not reflect the sales charges of the fund's Class
C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not neces-sarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. ICAP and Westwood each assumed day-to-day management of a separate portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total
		returns table for Class C shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not neces-sarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PACE Large Co Value Equity Investments Annual Total Returns of Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2012: 12.54% Best quarter during calendar years shown-2Q 2009: 18.27% Worst quarter during calendar years shown-4Q 2008: (22.79)%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2011)
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.90%
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.81%)
5 Years	rr_AverageAnnualReturnYear05	(3.35%)
10 Years	rr_AverageAnnualReturnYear10	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
Annual Return 2002	rr_AnnualReturn2002	(17.69%)
Annual Return 2003	rr_AnnualReturn2003	25.72%
Annual Return 2004	rr_AnnualReturn2004	11.98%
Annual Return 2005	rr_AnnualReturn2005	9.52%
Annual Return 2006	rr_AnnualReturn2006	17.70%
Annual Return 2007	rr_AnnualReturn2007	3.53%
Annual Return 2008	rr_AnnualReturn2008	(40.48%)
Annual Return 2009	rr_AnnualReturn2009	25.92%
Annual Return 2010	rr_AnnualReturn2010	14.12%
Annual Return 2011	rr_AnnualReturn2011	(3.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2012:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-2Q 2009:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-4Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
5 Years	rr_AverageAnnualReturnYear05	(3.05%)
10 Years	rr_AverageAnnualReturnYear10	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class C | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(4.30%)
5 Years	rr_AverageAnnualReturnYear05	(3.55%)
10 Years	rr_AverageAnnualReturnYear10	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class C | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Label	rr_AverageAnnualReturnLabel	Class Y Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2001